Condensed Statements of Operations - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Formation and operational costs			$ 97,764
General and administrative expenses	$ 1,405,778	$ 374,138		$ 1,779,916
Loss from operations	(1,405,778)	(374,138)		(1,779,916)
Other income
Interest earned on marketable securities held in Trust Account	6,281	2,496		8,777
Net Loss	$ (1,399,497)	$ (371,642)	$ (97,764)	$ (1,771,139)
Class A Common Stock Subject To Possible Redemption
Other income
Weighted average shares outstanding of shares	27,600,000	27,600,000	27,600,000	27,600,000
Basic and diluted net income (loss) per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Common Class A And B
Other income
Weighted average shares outstanding of shares	7,652,000	7,652,000	7,236,000	7,652,000
Basic and diluted net income (loss) per share	$ (0.18)	$ (0.05)	$ (0.01)	$ (0.23)